Fair Value Measurement: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Member]
Roll-forward of the consolidated condensed statement of financial condition items
Fair value, December 31,	$ 993	$ 1,277
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	496	(284)
Purchases, issuances and settlements, net
Transfers in and/or out of Level 3
Fair value, December 31,	1,489	993
Other Liabilities [Member]
Roll-forward of the consolidated condensed statement of financial condition items
Fair value, December 31,
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,
Purchases, issuances and settlements, net
Transfers in and/or out of Level 3
Fair value, December 31,